Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity standard to result in a decrease	[1]	$ 10,281,000		$ 9,280,000
Accumulated other comprehensive income (loss)		(3,200,000)	[1]	1,504,000	[1]		$ (3,200,000)	$ 1,504,000	$ 3,569,000
Retained earnings		8,103,000	[1]	1,798,000	[1]		8,103,000	1,798,000	(1,683,000)
Net income (loss) attributable to Jackson Financial Inc.		6,305,000		3,482,000		$ (1,552,000)
Equity							$ 10,281,000	$ 9,280,000	6,492,000
As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity standard to result in a decrease									3,000,000
Accumulated other comprehensive income (loss)				1,504,000					(400,000)
Retained earnings				1,798,000					$ (2,600,000)
Equity				9,280,000
Jackson Financial | As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		$ 233,000		$ (2,756,000)
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefits, measurement input		0.025
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefits, measurement input		0.060

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.